Operating expenses and other operating income - Schedule of operating expenses by nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Personnel expenses	€ 7,831	€ 7,563	€ 7,294
Material and customer contract related expenses	8,609	7,660	9,947
Depreciation and amortization	1,119	973	1,012
IT services	370	370	388
Impairment charges	18	97	24
Other	1,099	972	964
Total	€ 19,046	€ 17,635	€ 19,629